Other information about investments - Other significant investments - Global Gas & LNG Portfolio (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Other significant investments
Share capital	€ 4,005,000,000	€ 4,005,000,000
Global Gas & LNG Portfolio | Foreign (outside Italy) | Other significant investments One [member]
Other significant investments
Company name	Norsea Gas GmbH
Registered office	Emden (Germany)
Country of operation	Germany
Share capital	€ 1,533,875.64
Consolidation or valuation method	F.V.
Global Gas & LNG Portfolio | Foreign (outside Italy) | Other significant investments One [member] | Eni International BV
Other significant investments
% Ownership	13.04%
Global Gas & LNG Portfolio | Foreign (outside Italy) | Other significant investments One [member] | Third parties
Other significant investments
% Ownership	86.96%